Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Retroactive application of recapitalization Redeemable Convertible Preferred Stock	Retroactive application of recapitalization Common Stock	Retroactive application of recapitalization Additional Paid-in Capital	Retroactive application of recapitalization	Adjusted balance Common Stock	Adjusted balance Additional Paid-in Capital	Adjusted balance Accumulated Deficit	Adjusted balance	Previously Reported Redeemable Convertible Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported	Restatement Adjustment Redeemable Convertible Preferred Stock	Restatement Adjustment Common Stock	Restatement Adjustment Additional Paid-in Capital	Restatement Adjustment	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at beginning at Dec. 31, 2017									$ 8,670	$ 4	$ 7,389	$ (8,247)	$ (854)	$ (8,670)	$ 1	$ 8,669	$ 8,670		$ 5	$ 16,058	$ (8,247)		$ 7,816
Balance at beginning (in shares) at Dec. 31, 2017									1,220,851	37,881,435				(1,220,851)	12,443,768				50,325,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																					(6,560)		(6,560)
Accrued dividends on redeemable convertible preferred stock																				(1,014)			(1,014)
Stock-based compensation expense																				151			151
Balance at ending at Dec. 31, 2018									$ 8,670	$ 4	6,526	(14,807)	$ (8,277)	$ (8,670)	$ 1	8,669	$ 8,670		$ 5	15,195	(14,807)		$ 393
Balance at ending (in shares) at Dec. 31, 2018									1,220,851				37,881,435	(1,220,851)			12,443,768		50,325,203				50,325,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																					(12,678)		$ (12,678)
Other comprehensive income, net of tax																							0
Redeemable convertible preferred stock issuance																		$ 8,890
Redeemable convertible preferred stock issuance (in shares)																		813,900
Retroactive application of recapitalization																		$ (8,890)	$ 1	8,889			$ 8,890
Retroactive application of recapitalization (in shares)																		(813,900)					8,295,839
Accrued dividends on redeemable convertible preferred stock																				(1,579)			$ (1,579)
Stock-based compensation expense																				113			113
Balance at ending at Dec. 31, 2019	$ (17,560)	$ 2	$ 17,558	$ 17,560	$ 6	$ 22,618	$ (27,485)	$ (4,861)	$ 17,560	$ 4	5,060	(27,485)	$ (22,421)	$ (17,560)	$ 2	17,558	$ 17,560		$ 6	22,618	(27,485)		$ (4,861)
Balance at ending (in shares) at Dec. 31, 2019	(2,034,751)	20,739,607			58,621,042				2,034,751	37,881,435				(2,034,751)	20,739,607				58,621,042				58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																					(1,507)		$ (1,507)
Other comprehensive income, net of tax																							4
Redeemable convertible preferred stock issuance																						$ 4	4
Accrued dividends on redeemable convertible preferred stock																				(456)			(456)
Stock-based compensation expense																				34			34
Balance at ending at Mar. 31, 2020																		$ 0	$ 6	22,196	(28,992)	4	(6,786)
Balance at ending (in shares) at Mar. 31, 2020																		0	58,621,042
Balance at beginning at Dec. 31, 2019	$ (17,560)	$ 2	17,558	17,560	$ 6	22,618	(27,485)	(4,861)	$ 17,560	$ 4	5,060	(27,485)	(22,421)	$ (17,560)	$ 2	$ 17,558	$ 17,560		$ 6	22,618	(27,485)		$ (4,861)
Balance at beginning (in shares) at Dec. 31, 2019	(2,034,751)	20,739,607			58,621,042				2,034,751	37,881,435				(2,034,751)	20,739,607				58,621,042				58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																					(6,552)		$ (6,552)
Other comprehensive income, net of tax																						15	15
Accrued dividends on redeemable convertible preferred stock																				(1,884)			(1,884)
Stock-based compensation expense																				45			45
Balance at ending at Dec. 31, 2020	$ (17,560)	$ 2	$ 17,558	$ 17,560	$ 6	$ 20,779	$ (34,037)	$ (13,237)	$ 17,560	$ 4	$ 3,221	$ (34,037)	$ (30,797)						$ 6	20,779	(34,037)	$ 15	(13,237)
Balance at ending (in shares) at Dec. 31, 2020	(2,034,751)	20,739,607			58,621,042				2,034,751	37,881,435									58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																					(15,022)		(15,022)
Other comprehensive income, net of tax																							(131)
Accrued dividends on redeemable convertible preferred stock																				(19)			(19)
Stock-based compensation expense																				41,963			41,963
Balance at ending at Mar. 31, 2021																		$ 0	$ 11	$ 278,272	$ (49,059)		$ 229,108
Balance at ending (in shares) at Mar. 31, 2021																		0	113,670,060